Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Contract loss accruals		$ 34,400,000	$ 0	$ 0
Contract losses for work not completed	$ 10,900,000	$ 20,700,000